Note 54 Pension commitments with members of Senior Management (Details) - Senior management [Member] - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension commitments with members of Senior Management [Line Items]
Senior management retirement	€ 3,694	€ 3,056
Senior management death and disability	1,465	1,333
Senior management funds accumulated	€ 29,435	€ 27,472